RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSETS
Schedule of carrying amounts of right of use assets

		Effect of				Reclassifications/
	December 31, 2018	adoption of IFRS 16	January 1, 2019	Additions	Deductions	translations	December 31, 2019
At cost:
Land rights	—	4,131	4,131	1,546	—	(6)	5,671
Buildings	—	786	786	70	—	(17)	839
Transmission installation and equipment	—	17,335	17,335	732	(576)	(4)	17,487
Power supply	—	398	398	316	—	(125)	589
Vehicles	—	646	646	188	(84)	(50)	700
Others	—	—	—	40	(4)	(8)	28
Total	—	23,296	23,296	2,892	(664)	(210)	25,314
Accumulated amortization:
Land rights	—	—	—	(676)	—	—	(676)
Buildings	—	—	—	(238)	—	1	(237)
Transmission installation and equipment	—	—	—	(3,466)	137	—	(3,329)
Power supply	—	—	—	(86)	—	17	(69)
Vehicles	—	—	—	(194)	58	25	(111)
Others	—	—	—	(28)	3	26	1
Total	—	—	—	(4,688)	198	69	(4,421)
Net book value	—	23,296	23,296				20,893

				Reclassifications/
	December 31, 2019	Additions	Deductions	translations	December 31, 2020
At cost:
Land rights	5,671	1,704	(630)	(10)	6,735
Buildings	839	126	(120)	21	866
Transmission installation and equipment	17,487	1,899	(1,183)	(85)	18,118
Power supply	589	97	(18)	—	668
Vehicles	700	238	(230)	(103)	605
Others (each below Rp75 billion)	28	1	(1)	66	94
Total	25,314	4,065	(2,182)	(111)	27,086
Accumulated amortization:
Land rights	(676)	(864)	212	—	(1,328)
Buildings	(237)	(205)	177	(62)	(327)
Transmission installation and equipment	(3,329)	(3,586)	984	—	(5,931)
Power supply	(69)	(194)	9	—	(254)
Vehicles	(111)	(162)	203	1	(69)
Others (each below Rp75 billion)	1	(75)	1	—	(73)
Total	(4,421)	(5,086)	1,586	(61)	(7,982)
Net book value	20,893				19,104

Schedule of carrying amounts of the lease liabilities and the movements

	2019	2020

Balance, January 1	18,983	17,217
Additions	1,904	4,308
Deductions	(4,735)	(6,676)
Accrued interest	1,065	28
Balance, December 31	17,217	14,877
The portion that matures within one year	(4,663)	(4,805)
Long term portion year	12,554	10,072

Schedule of maturity analysis of lease payments

Years	2019	2020
2020	4,752	—
2021	4,247	5,636
2022	3,529	3,814
2023	2,636	2,888
2024	1,639	1,864
2025	1,103	2,693
Thereafter	1,596	329
Total minimum lease payments	19,502	17,224
Interest	(3,350)	(2,375)
Net present value of minimum lease payments	16,152	14,849
Accrued interest	1,065	28
Total lease liabilities	17,217	14,877
Current maturities	(4,663)	(4,805)
Long-term portion	12,554	10,072